Short-Term and Long-Term Financial Liabilities - Schedule of Maturity Profile of Financial Liabilities (Details) - USD ($)	Sep. 30, 2026	Dec. 31, 2025
Schedule of Maturity Profile of Financial Liabilities [Abstract]
2026	$ 1,863,563	$ 3,694,936
2027
2028	90,357,782	82,495,077
2029	20,139,560	13,649,501
Total principal	112,360,905	99,839,514
Less: unamortized debt discount, net	(4,554,254)	(14,028,418)
Total	$ 107,806,651	$ 85,811,096